Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party balances and transactions
Schedule of balance of trade receivables from related party

Riches Credit Insurance Brokerage Limited	Principally owned (67.5%) by the Company’s director, Rui Wu
Ms Kwok Kai Kai Clara	The beneficiary owner of Prime Ocean Holdings Limited (owns 25.8% of our ordinary shares).

Schedule of related party transactions

	2024	2023
Riches Credit Insurance Brokerage Limited	$431	$—

	2024	2023
Revenues - related party
Riches Credit Insurance Brokerage Limited (1)	$3,054	$—

(1)	For the year ended December 31, 2024, the Company has provided insurance referral services to Riches Credit Insurance Brokerage Limited, and has charged service fee on the basis of that.